CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Statement of comprehensive income [abstract]
Profit for the year	₨ 19,498	$ 259	₨ 18,795	₨ 9,806
Items that will not be reclassified to the consolidated income statement:
Changes in the fair value of financial instruments	(469)	(6)	(403)	0
Actuarial gains on post-employment benefit obligations	57	1	10	39
Tax impact on above items	(22)	0	(414)	(12)
Total of items that will not be reclassified to the consolidated income statement	(434)	(6)	(807)	27
Items that will be reclassified subsequently to the consolidated income statement:
Changes in fair value of financial instruments	(7)	0	0	(5,160)
Foreign currency translation adjustments	311	4	(53)	(32)
Foreign currency translation reserve re-classified to the income statement on disposal of foreign operation	0	0	(113)	0
Effective portion of changes in fair value of cash flow hedges, net	(951)	(13)	180	(82)
Tax impact on above items	232	3	(55)	1,394
Total of items that will be reclassified subsequently to the consolidated income statement	(415)	(6)	(41)	(3,880)
Other comprehensive loss for the year, net of tax	(849)	(11)	(848)	(3,853)
Total comprehensive income for the year	₨ 18,649	$ 247	₨ 17,947	₨ 5,953